UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA           February 6, 2002
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          46

Form 13F Information Table Value Total:    $7922114
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102     1306    86400 SH       SOLE                    86400
American Express Company       COM              025816109   409065 11461600 SH       SOLE                 10632400            829200
Anglo American PLC             COM              03485p102     1025    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   197476  4318300 SH       SOLE                  3951700            366600
Archstone-Smith Trust          COM              039583109   207036  7872100 SH       SOLE                  7231000            641100
Bear Stearns Companies, Inc.   COM              073902108     1921    32754 SH       SOLE                    32754
Computer Sciences Corporation  COM              205363104   277829  5672300 SH       SOLE                  5216900            455400
Electronic Data Systems Corpor COM              285661104     2399    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   253610  8431200 SH       SOLE                  7648000            783200
Equity Residential Properties  COM              29476L107   326200 11361900 SH       SOLE                 10620100            741800
Fannie Mae                     COM              313586109   375701  4725802 SH       SOLE                  4416802            309000
Freddie Mac                    COM              313400301   686859 10502425 SH       SOLE                  9803425            699000
Gillette Co.                   COM              375766102      471    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2268    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   229027  3891700 SH       SOLE                  3623000            268700
Great Lakes Chemical Corporati COM              390568103    41400  1705100 SH       SOLE                  1525700            179400
Imagistics International Inc.  COM              45247t104     3601   291588 SH       SOLE                   270124             21464
Johnson & Johnson              COM              478160104     2151    36400 SH       SOLE                    36400
Kraft Foods, Inc./Class A      COM              50075n104   180267  5297300 SH       SOLE                  4957200            340100
Lockheed Martin Corporation    COM              539830109     4504    96500 SH       SOLE                    96500
Mack-Cali Realty Corporation   COM              554489104   116697  3762000 SH       SOLE                  3524500            237500
Manpower Inc.                  COM              56418H100   295610  8769200 SH       SOLE                  8147500            621700
Mattel, Inc.                   COM              577081102      656    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   419211 15837200 SH       SOLE                 14645800           1191400
Newell Rubbermaid Inc.         COM              651229106   244777  8878400 SH       SOLE                  7952100            926300
Nike, Inc.  Class B            COM              654106103     1130    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106   268450 14479500 SH       SOLE                 13394000           1085500
Old Republic International Cor COM              680223104   116575  4161916 SH       SOLE                  3782761            379155
PepsiCo, Inc.                  COM              713448108     4012    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   593640 12947444 SH       SOLE                 11962344            985100
Pitney Bowes Inc.              COM              724479100   142647  3792800 SH       SOLE                  3524500            268300
R.R. Donnelley & Sons Company  COM              257867101   235622  7936063 SH       SOLE                  7378000            558063
Sara Lee Corporation           COM              803111103   308275 13867500 SH       SOLE                 12760200           1107300
Security Capital Group Inc./Cl COM              81413P105    16910    13331 SH       SOLE                    12857               474
Security Capital Group Inc./Cl COM              81413P204   211260  8327140 SH       SOLE                  7763650            563490
Sherwin-Williams               COM              824348106    41561  1511300 SH       SOLE                  1392000            119300
Staples, Inc.                  COM              855030102   389231 20814500 SH       SOLE                 19437000           1377500
Target Corporation             COM              87612e106   231430  5637750 SH       SOLE                  5125050            512700
Tenet Healthcare Corporation   COM              88033g100     5285    90000 SH       SOLE                    90000
The Interpublic Group of Compa COM              460690100   421837 14280200 SH       SOLE                 13239400           1040800
The Kroger Co.                 COM              501044101    50146  2402800 SH       SOLE                  2260300            142500
The SABRE Group Holdings, Inc. COM              785905100      733    17300 SH       SOLE                    17300
Toys ''R'' Us Inc.             COM              892335100     1500    72300 SH       SOLE                    72300
Tyson Foods Inc. Class A       COM              902494103    71306  6173662 SH       SOLE                  5655674            517988
UST Inc.                       COM              902911106   280273  8007800 SH       SOLE                  7520100            487700
United Technologies Corporatio COM              913017109   249226  3856200 SH       SOLE                  3616800            239400